Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provision for credit losses	$ 2,032,077	$ 1,945,535
Net operating loss carryforward	51,942,731	45,769,678
Impairment of VAT recoverable, inventory write-down and others	5,809,405	5,617,458
Deferred tax assets ,gross	59,784,213	53,332,671
Less: valuation allowance	(59,784,213)	(53,332,671)
Deferred tax assets
Intangible assets acquired from business combination transaction		293,847
Property, plant and equipment	3,379	32,605
Deferred tax liabilities	3,379	326,452
Total deferred tax liabilities	$ 3,379	$ 326,452